Subsequent Events (Details) - USD ($)													3 Months Ended		12 Months Ended
	Apr. 22, 2024	Apr. 15, 2024	Mar. 08, 2024	Jan. 03, 2024	May 09, 2023	Apr. 27, 2023	Nov. 07, 2022	Oct. 04, 2022	Aug. 05, 2022	May 06, 2022	Apr. 27, 2022	Feb. 07, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Aug. 04, 2022	May 07, 2022
Subsequent Event
Fair value per share						$ 23.36	$ 156.00	$ 115.20				$ 148.80				$ 218.40	$ 124.80
Repayment of debt principal														$ 1,000,000	$ 7,000,000
Number of shares issued						3	321	105	229	401	3	337
Common Stock
Subsequent Event
Issuance of common stock associated with conversion of debt (in shares)													9,139		264,714
Public Offering
Subsequent Event
Shares issued price per share					$ 20.80
Exercise price of warrants					$ 0.001
Expiration term of warrants					5 years
Public Offering | Pre-funded warrants
Subsequent Event
Number of common warrants to purchase shares issued					264,813
Public Offering | Common warrants
Subsequent Event
Number of common warrants to purchase shares issued					408,656
Public Offering | Common Stock
Subsequent Event
Number of shares issued					143,844
Shares issued price per share					$ 20.80
Exercise price of warrants					$ 24.00
Convertible Debt
Subsequent Event
Repayment of debt principal				$ 99,416
Number of shares issued				9,139
Shares issued price per share				$ 10.88
Convertible Debt | Pontifax
Subsequent Event
Fair value per share				$ 10.88
Repayment of debt principal				$ 99,416
Convertible Debt | Pontifax | Common Stock
Subsequent Event
Issuance of common stock associated with conversion of debt (in shares)				9,139
Fair value per share				$ 10.88
Subsequent Event
Subsequent Event
Shares issued price per share	$ 6.40
Subsequent Event | Public Offering
Subsequent Event
Number of shares issued					143,844
Shares issued price per share	6.40
Exercise price of warrants	0.02
Price per unit	$ 6.38
Expiration term of warrants	5 years
Total gross proceeds	$ 4,750,000
Net proceeds	$ 4,300,000
Subsequent Event | Public Offering | Pre-funded warrants
Subsequent Event
Number of common warrants to purchase shares issued	537,500
Number of shares in an unit	1
Exercise price of warrants	$ 0.02
Subsequent Event | Public Offering | Common warrants
Subsequent Event
Number of common warrants to purchase shares issued	742,194
Number of warrants in an unit	1
Exercise price of warrants	$ 6.40
Expiration term of warrants	5 years
Subsequent Event | Public Offering | Common Stock
Subsequent Event
Number of shares issued	204,694
Number of shares in an unit	1
Exercise price of warrants	$ 6.40
Subsequent Event | Convertible Debt | Pontifax
Subsequent Event
Issuance of common stock associated with conversion of debt (in shares)		27,651
Fair value per share		$ 5.60
Repayment of debt principal		$ 154,840
Shares issued price per share			$ 27.40
Interest outstanding			$ 45,840